Consolidated Statement of Cash Flows - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net income (loss)	R$ 529.0	R$ (126.3)	R$ (1,074.9)
Adjustments to reconcile net loss to cash flows provided by (used in) operating activities
Depreciation and amortization (Note 14 and 15)	299.8	301.2	218.0
Write-off of fixed assets and intangibles (Note 14 and 15)	42.2	63.4	34.8
Results unrealized from derivative financial instruments	(166.6)	41.1	158.4
Share-based payment expenses	28.1	9.9	9.8
Exchange (gain) and losses on assets and liabilities denominated in foreign currency	(62.5)	(528.4)	302.2
Interest (income) and expenses on assets and liabilities	222.1	360.7	299.2
Deferred income tax and social contribution	71.7	135.3	(3.9)
Allowance for doubtful accounts (Note 9)	1.6	(2.8)	3.0
Provision for tax, civil and labor risks (Note 28)	78.4	53.7	60.1
Provision for inventory (Note 10)	(6.2)	2.9	(1.3)
Provision for return of aircrafts and engines		(53.3)	10.7
Profit on sale of property and equipment (Note 14)	(75.4)	(119.6)	(80.3)
Changes in operating assets and liabilities
Trade and other receivables, net	(242.7)	(20.1)	0.1
Inventories	(37.1)	(17.5)	(3.0)
Security deposits and maintenance reserves	(168.9)	(69.0)	(60.0)
Prepaid expenses	(20.0)	35.0	(70.0)
Recoverable taxes	(68.4)	(1.9)	(10.1)
Other assets	(141.1)	183.2	(179.4)
Accounts payable	(93.5)	(17.8)	170.3
Salaries, wages and employee benefits	59.9	28.4	(12.5)
Insurance premiums payable	0.1	(7.8)	4.2
Taxes payable	(20.4)	(31.1)	12.5
Federal installment payment program	116.3	(6.5)	(8.3)
Air traffic liability	338.1	71.5	46.2
Provision taxes, civil and labor risks (Note 28)	(81.6)	(59.1)	(45.8)
Other liabilities	(5.7)	171.7	109.4
Interest paid	(301.9)	(342.8)	(287.1)
Net cash (used) provided by operating activities	295.3	54.0	(397.7)
Short-term investment
Acquisition of short-term investments	(3,673.7)	(679.0)	(515.2)
Disposal of short-term investments	3,044.2	377.3	994.7
Long-term investment
Acquisition of long-term investments from related party (Note 12)		(360.8)
Acquisition of long-term investments	1.1	(1.1)
Restricted investments	120.9	(70.6)	(24.0)
Proceeds from sale of property and equipment	177.3	532.0	248.3
Acquisition of intangibles (Note 15)	(56.1)	(56.3)	(52.7)
Acquisition of property and equipment (Note 14)	(589.5)	(385.8)	(1,193.6)
Net cash used in investing activities	(975.8)	(644.3)	(542.5)
Debentures
Proceeds	200.0	146.6	196.6
Repayment	(1,153.2)	(150.0)	(50.0)
Loans and financing
Proceeds	1,750.1	833.0	1,194.0
Repayment	(1,090.3)	(1,399.1)	(1,026.9)
Issued capital, net of issued cost (Note 1 and 19)	1,231.3	1,451.6	313.0
Loan to shareholder (Note 12)	(73.2)	(9.2)
Sales and leaseback	39.5		534.4
Net cash provided by financing activities	856.8	526.6	1,161.1
Exchange gain and (losses) on cash and cash equivalents	36.8	(23.6)	26.6
Net (decrease) increase in cash and cash equivalents	213.1	(87.3)	247.5
Cash and cash equivalents at the beginning of the year	549.2	636.5	389.0
Cash and cash equivalents at the end of the year	762.3	549.2	R$ 636.5
Treasury shares
Loans and financing
Redemption of preferred shares (Note 22)/Treasury shares (Note 19)	(2.7)
Preferred shares
Loans and financing
Redemption of preferred shares (Note 22)/Treasury shares (Note 19)	R$ (44.7)	R$ (346.3)